Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Change In Benefit Obligation, Change In Plan Assets And Components Of Funded Status
The following tables present the change in benefit obligation, change in plan assets and components of funded status for defined benefit pension and post-retirement health care benefit plans.

	Pension Benefits		Health Care Benefits
(In millions)	2018	2017	2018	2017
Change in benefit obligation:
Projected benefit obligation — beginning of year	$507.7	$503.0	$8.8	$10.8
Service cost	0.6	0.6	—	—
Interest cost	17.6	19.3	0.3	0.4
Actuarial (gain) loss	(23.9)	21.3	(0.6)	(1.7)
Benefits paid	(37.7)	(38.8)	(0.8)	(0.9)
Other	(1.6)	2.3	(0.3)	0.2
Projected benefit obligation — end of year	$462.7	$507.7	$7.4	$8.8
Projected salary increases	(1.6)	(2.0)	—	—
Accumulated benefit obligation	$461.1	$505.7	$7.4	$8.8
Change in plan assets:
Plan assets — beginning of year	$484.7	$474.3	$—	$—
Actual (loss) return on plan assets	(16.4)	44.0	—	—
Company contributions	4.5	4.6	0.8	0.9
Benefits paid	(37.7)	(38.8)	(0.8)	(0.9)
Other	(0.7)	0.6	—	—
Plan assets — end of year	$434.4	$484.7	$—	$—
Unfunded status at end of year	$(28.3)	$(23.0)	$(7.4)	$(8.8)

Amounts Included In Consolidated Balance Sheets
Amounts included in the accompanying Consolidated Balance Sheets as of December 31 are as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2018	2017	2018	2017
Non-current assets	$23.5	$35.9	$—	$—
Accrued expenses and other liabilities	$4.1	$4.4	$0.8	$1.0
Other non-current liabilities	$47.7	$54.5	$6.6	$7.8

Schedule Of Projected And Accumulated Benefit Obligations In Excess Of Plan Assets
As of December 31, 2018 and 2017, we had plans with total projected and accumulated benefit obligations in excess of the related plan assets as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2018	2017	2018	2017
Projected benefit obligation	$56.4	$63.9	$7.4	$8.8
Accumulated benefit obligation	$54.8	$61.9	$7.4	$8.8
Fair value of plan assets	$4.6	$5.1	$—	$—

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost and Benefit Obligation
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Benefits			Health Care Benefits
	2018	2017	2016	2018	2017	2016
Discount rate*	3.62%	3.97%	4.10%	3.60%	4.04%	4.12%
Expected long-term return on plan assets*	5.09%	6.08%	6.87%	—%	—%	—%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	N/A	6.29%	6.52%	6.69%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	N/A	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	N/A	N/A	N/A	2027	2027	2027

*
The mark-to-market component of net periodic costs is determined based on discount rates as of year-end and actual asset returns during the year.
Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Health Care Benefits
	2018	2017	2018	2017
Discount rate	4.11%	3.62%	3.98%	3.60%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	6.09%	6.29%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2027	2027

Components Of Net Period Benefit Cost
The following table summarizes the components of net periodic benefit cost or gain that was recognized during each of the years in the three-year period ended December 31, 2018.

	Pension Benefits			Health Care Benefits
(In millions)	2018	2017	2016	2018	2017	2016
Components of net periodic benefit costs (gains):
Service cost	$0.6	$0.6	$1.0	$—	$—	$—
Interest cost	17.6	19.3	20.7	0.3	0.4	0.5
Expected return on plan assets	(23.8)	(27.7)	(31.4)	—	—	—
Mark-to-market actuarial net losses (gains)	16.2	5.0	(7.8)	(0.6)	(1.7)	(0.6)
Other	(0.1)	—	—	—	—	—
Net periodic cost (benefit)	$10.5	$(2.8)	$(17.5)	$(0.3)	$(1.3)	$(0.1)

Fair Values Of Pension Plan Assets
The fair values of pension plan assets at December 31, 2018 and 2017, by asset category, are as follows:

	Fair Value of Plan Assets at December 31, 2018
(In millions)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Investments (at Fair Value)
Asset category
Cash	$3.7	$—	$—	$3.7
Other	—	—	4.6	4.6
Total	$3.7	$—	$4.6	8.3

Investments measured at NAV:
Common collective funds:
United States equity				14.9
International equity				14.9
Global equity				8.5
Fixed income				387.8
Total common collective funds				426.1

Total investments at fair value				$434.4

	Fair Value of Plan Assets at December 31, 2017
(In millions)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Investments (at Fair Value)
Asset category
Cash	$4.3	$—	$—	$4.3
Other	—	—	5.1	5.1
Total	$4.3	$—	$5.1	9.4

Investments measured at NAV:
Common collective funds:
United States equity				19.2
International equity				19.4
Global equity				9.6
Fixed income				427.1
Total common collective funds				$475.3

Total investments at fair value				$484.7

Estimated Future Benefit Payments
The estimated future benefit payments for our pension and health care plans are as follows:

(In millions)	Pension Benefits	Health Care Benefits
2019	$38.3	$0.9
2020	37.7	0.8
2021	38.2	0.8
2022	36.2	0.7
2023	35.9	0.7
2024 through 2028	162.4	2.5

Schedule Of Contributions To The Retirement Savings Plan	Following are our contributions to the RSP:

(In millions)	2018	2017	2016
Retirement savings match	$10.1	$9.1	$8.2
Retirement benefit contribution	—	1.6	4.0
Total contributions	$10.1	$10.7	$12.2